Debt Extinguishment (Details Narrative) (10-K) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Gain (loss) of debt extinguishment	$ 237,664	$ 907,447	$ (4,714,751)	$ 7,151,041	$ 39,203,017	$ 39,090,168